Note 18 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Investment in interest-earning time deposits	$ 4,927	$ 4,879
Loans held for sale	6,680	7,912
Reported Value Measurement [Member]
Financial Assets
Investment in interest-earning time deposits	4,927	4,879
Loans held for sale	5,103	7,006
Loans receivable, net	216,898	201,667
Financial Liabilities
Deposits	211,911	186,221
FHLB long-term borrowings	15,000	18,000
Subordinated debt	7,831
Estimate of Fair Value Measurement [Member]
Financial Assets
Investment in interest-earning time deposits	4,927	4,912
Loans held for sale	5,254	7,232
Loans receivable, net	214,351	202,803
Financial Liabilities
Deposits	212,320	187,309
FHLB long-term borrowings	14,973	16,982
Subordinated debt	7,831
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Assets
Investment in interest-earning time deposits
Loans held for sale
Loans receivable, net
Financial Liabilities
Deposits	45,695	41,183
FHLB long-term borrowings
Subordinated debt
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Assets
Investment in interest-earning time deposits
Loans held for sale	5,254	7,232
Loans receivable, net
Financial Liabilities
Deposits
FHLB long-term borrowings
Subordinated debt
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Assets
Investment in interest-earning time deposits	4,927	4,912
Loans held for sale
Loans receivable, net	214,351	202,803
Financial Liabilities
Deposits	166,625	146,126
FHLB long-term borrowings	14,973	$ 16,982
Subordinated debt	$ 7,831